Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Presentation of leases for lessee [abstract]
Current portion	$ 586	$ 575
Long-term portion	6,882	7,330
Total lease liabilities	$ 7,468	$ 7,905